Supplement Dated September 2, 2022
To The Prospectus Dated April 25, 2022 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

This supplement corrects certain disclosures relating to the minimum and maximum annual fund expenses displayed in the prospectus. Your prospectus is revised as follows:

➢    In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", under "Ongoing Fees and Expenses (annual charges)", the following changes are made:

•The minimum and maximum expenses listed in the "Investment Options (Fund fees and expenses)" row are revised to 0.31% and 1.71%, respectively; and
•The Lowest and the Highest Annual Costs are revised to $748 and $3,682, respectively, to account for the corrected minimum and maximum fund expenses.

➢    In the subsection titled "Annual Fund Expenses", in the section titled "FEES AND EXPENSES TABLES", the Minimum and Maximum annual fund expenses are revised to 0.31% and 1.71%, respectively.

➢    In the section titled "EXAMPLE", the table is revised as follows to account for the corrected maximum fund expense of 1.71%:
From:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$6,859	$20,158	$32,915	$62,548	$6,859	$20,158	$32,915	$62,548	$6,859	$20,158	$32,915	$62,548

To:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$6,572	$19,373	$31,728	$60,736	$6,572	$19,373	$31,728	$60,736	$6,572	$19,373	$31,728	$60,736
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(To be used with JMV18691NY 04/22)

NFV101820 09/22